Deferred Taxation - Additional Inforation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Unused tax losses	$ 97,607	$ 62,866
Temporary differences	17,221	$ 15,506
Unused tax credit	7,462
Uncertain tax treatment	$ 2,190